Stockholder's Equity - Narrative (Details) - shares	Sep. 30, 2019	Aug. 31, 2019	Aug. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Common and preferred stock, authorized shares (in shares)	50,000,000
Common stock, authorized shares (in shares)	45,000,000		45,000,000	1,000	1,000
Preferred stock, authorized shares (in shares)	5,000,000		5,000,000
Common stock, issued shares (in shares)	22,500,000	22,500,000	22,500,000	1,000	1,000
Common stock, outstanding shares (in shares)	22,500,000	22,500,000		1,000	1,000